Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings for the year	$ 123,451	$ 101,825
Items that may be reclassified subsequently to net earnings:
Unrealized net gains on available for sale securities (net of $nil tax in 2017 and 2016)	810	912
Reclassification adjustment for realized losses (gains) on equity securities to earnings (net of $nil tax in 2017 and 2016)	361	(20)
Total comprehensive earnings for the year	124,622	102,717
Total comprehensive earnings attributable to:
Equity holders of the Company	122,162	100,977
Non-controlling interests	$ 2,460	$ 1,740